Note D - Loans and Allowance for Loan Losses - TDR Loan Modifications (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Troubled Debt Restructuring	$ 16,043	$ 16,053
Interest Only Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	284
Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	2,810
Contractual Interest Rate Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	232
Contractual Interest Rate Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	384
Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	579
Extended Maturity [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	1,582
Interest Rate Below Market Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	574
Interest Rate Below Market Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	391
Residential Portfolio Segment [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring	717	1,001
Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		433
Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring		2,773
Commercial Real Estate Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		232
Commercial Real Estate Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring		396
Commercial Real Estate Portfolio Segment [Member] | Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		604
Commercial Real Estate Portfolio Segment [Member] | Extended Maturity [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		1,996
Commercial Real Estate Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		204
Commercial and Industrial Portfolio Segment [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring		7,579
Commercial and Industrial Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	8,074
Commercial and Industrial Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member]
Troubled Debt Restructuring		617
Commercial and Industrial Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	203
Consumer Portfolio Segment [Member] | Extended Maturity [Member] | Home Equity Loan [Member]
Troubled Debt Restructuring	213	218
Performing Financial Instruments [Member]
Troubled Debt Restructuring	13,210	12,957
Performing Financial Instruments [Member] | Interest Only Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	284
Performing Financial Instruments [Member] | Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	600
Performing Financial Instruments [Member] | Contractual Interest Rate Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	384
Performing Financial Instruments [Member] | Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	579
Performing Financial Instruments [Member] | Extended Maturity [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	1,582
Performing Financial Instruments [Member] | Interest Rate Below Market Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	574
Performing Financial Instruments [Member] | Interest Rate Below Market Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring
Performing Financial Instruments [Member] | Residential Portfolio Segment [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring	717	1,001
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		433
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring		300
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring		396
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		604
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Extended Maturity [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		1,996
Performing Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		204
Performing Financial Instruments [Member] | Commercial and Industrial Portfolio Segment [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring		7,579
Performing Financial Instruments [Member] | Commercial and Industrial Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	8,074
Performing Financial Instruments [Member] | Commercial and Industrial Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member]
Troubled Debt Restructuring		226
Performing Financial Instruments [Member] | Commercial and Industrial Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	203
Performing Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Extended Maturity [Member] | Home Equity Loan [Member]
Troubled Debt Restructuring	213	218
Nonperforming Financial Instruments [Member]
Troubled Debt Restructuring	2,833	3,096
Nonperforming Financial Instruments [Member] | Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	2,210
Nonperforming Financial Instruments [Member] | Contractual Interest Rate Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring	232
Nonperforming Financial Instruments [Member] | Interest Rate Below Market Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring	391
Nonperforming Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring		2,473
Nonperforming Financial Instruments [Member] | Commercial Real Estate Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring		232
Nonperforming Financial Instruments [Member] | Commercial and Industrial Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member]
Troubled Debt Restructuring		$ 391
Nonperforming Financial Instruments [Member] | Commercial and Industrial Portfolio Segment [Member] | Interest Rate Below Market Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Troubled Debt Restructuring